Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Grayscale Funds Trust
Entity Central Index Key	0001976672
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Grayscale Bitcoin Adopters ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Adopters ETF
Class Name	Grayscale Bitcoin Adopters ETF
Trading Symbol	BCOR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grayscale Bitcoin Adopters ETF for the period of April 30, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bcor. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bcor
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Adopters ETF	$40	0.59%
[1],[2]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 30, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 3.64%. The Fund seeks to track the  Indxx Bitcoin Adopters Index which had a total return of 1.68%.
Performance through the third quarter of the year was positive as it reflected rising bitcoin prices and increased valuations among companies associated with corporate bitcoin adoption. During the fourth quarter, declines in bitcoin prices and equity market volatility negatively impacted these holdings, reducing returns for the full reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2025)
Grayscale Bitcoin Adopters ETF NAV	3.64
Indxx Bitcoin Adopters Index	1.68
S&P 500 TR Index	24.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/bcor for more recent performance information.
Net Assets	$ 3,307,908
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 15,230
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,307,908
Number of Holdings	47
Net Advisory Fee	$15,230
Portfolio Turnover	55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Common Stocks	99.7%
Money Market Funds	2.6%
Investments Purchased with Proceeds from Securities Lending	0.2%
Cash & Other	-2.5%

Top 10 Issuers	(%)
Strategy, Inc.	20.3%
Tesla, Inc.	19.6%
MercadoLibre, Inc.	4.8%
Nexon Co. Ltd.	4.8%
Block, Inc.	4.8%
GameStop Corp.	4.5%
Trump Media & Technology Group Corp.	4.4%
Coinbase Global, Inc.	4.4%
Galaxy Digital, Inc.	4.3%
Bullish	4.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/bcor
Grayscale Bitcoin Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Covered Call ETF
Class Name	Grayscale Bitcoin Covered Call ETF
Trading Symbol	BTCC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grayscale Bitcoin Covered Call ETF for the period of April 2, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/btcc. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/btcc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Covered Call ETF	$48	0.65%
[3],[4]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 2, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was -5.06% compared to the return of 3.05% of the CoinDesk Bitcoin Index (XBX), a bitcoin spot index, underperforming the Index by 8.11% for the reporting period. During the period, the Fund’s relative performance reflected its option-based income strategy, which limited participation during periods of rising  bitcoin prices while providing partial downside mitigation during periods of declining prices. Selling a call option caps upside participation because the fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received, the Fund’s short call position may limit upside participation relative to the underlying reference asset.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2025)
Grayscale Bitcoin Covered Call ETF NAV	-5.06
S&P 500 TR Index	22.67
CoinDesk Bitcoin Index	3.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/btcc for more recent performance information.
Net Assets	$ 23,939,018
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 97,858
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$23,939,018
Number of Holdings	3
Net Advisory Fee	$97,858
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	83.2%
Purchased Options	18.1%
Written Options	-1.2%
Cash & Other	-0.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	83.2%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $52.89	18.1%
Grayscale Bitcoin Trust ETF, Expiration: 01/09/2026; Exercise Price: $69.91	-1.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/btcc
Grayscale Bitcoin Miners ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Miners ETF
Class Name	Grayscale Bitcoin Miners ETF
Trading Symbol	MNRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grayscale Bitcoin Miners ETF for the period of January 30, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/mnrs. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/mnrs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Miners ETF	$60	0.59%
[5],[6]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 30, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 19.18%. The Fund seeks to track the Indxx Bitcoin Miners Index which had a total return of 19.19% over the same period.
During the second and third quarters of 2025 the Fund benefited from rising bitcoin prices and increased valuations of bitcoin mining-related holdings. During the fourth quarter of 2025, declines in bitcoin prices and broader equity market volatility negatively impacted mining-related securities, resulting in a reduction of gains achieved earlier in the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/30/2025)
Grayscale Bitcoin Miners ETF NAV	19.18
Indxx Bitcoin Miners Index	19.19
S&P 500 TR Index	14.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/mnrs for more recent performance information.
Net Assets	$ 9,900,917
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 42,671
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,900,917
Number of Holdings	27
Net Advisory Fee	$42,671
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Common Stocks	100.6%
Investments Purchased with Proceeds from Securities Lending	1.6%
Money Market Funds	0.6%
Cash & Other	-2.8%

Top 10 Issuers	(%)
IREN Ltd.	14.5%
Applied Digital Corp.	11.6%
Cipher Mining, Inc.	9.8%
Bitdeer Technologies Group	4.5%
Core Scientific, Inc.	4.3%
Riot Platforms, Inc.	4.2%
Terawulf, Inc.	4.2%
Cango, Inc.	4.2%
Hive Digital Technologies Ltd.	4.2%
MARA Holdings, Inc.	4.2%

Updated Prospectus Web Address	https://etfs.grayscale.com/mnrs
Grayscale Bitcoin Premium Income ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Bitcoin Premium Income ETF
Class Name	Grayscale Bitcoin Premium Income ETF
Trading Symbol	BPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grayscale Bitcoin Premium Income ETF for the period of April 2, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/bpi. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/bpi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Bitcoin Premium Income ETF	$49	0.65%
[7],[8]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period April 2, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was 0.47% compared to the return of 3.05% of the CoinDesk Bitcoin Index (XBX), a bitcoin spot index, underperforming the Index by 2.58% for the reporting period. Relative performance reflected the Fund’s balanced approach between income generation and participation in  bitcoin price movements, which moderates returns during periods of strong index performance. Selling a call option caps upside participation because the fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received,  the Fund’s short call position may limit upside participation relative to the underlying reference asset.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/02/2025)
Grayscale Bitcoin Premium Income ETF NAV	0.47
S&P 500 TR Index	22.67
CoinDesk Bitcoin Index	3.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/bpi for more recent performance information.
Net Assets	$ 3,926,394
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 22,474
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,926,394
Number of Holdings	3
Net Advisory Fee	$22,474
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	88.5%
Purchased Options	11.8%
Written Options	-0.5%
Cash & Other	0.2%

Top 10 Issuers	(%)
First American Government Obligations Fund	88.5%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $60.82	11.8%
Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: $76.03	-0.5%

Updated Prospectus Web Address	https://etfs.grayscale.com/bpi
Grayscale Ethereum Covered Call ETF
Shareholder Report [Line Items]
Fund Name	Grayscale Ethereum Covered Call ETF
Class Name	Grayscale Ethereum Covered Call ETF
Trading Symbol	ETCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Grayscale Ethereum Covered Call ETF for the period of September 4, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.grayscale.com/etco. You can also request this information by contacting us at 1-866-775-0131.
Additional Information Phone Number	1-866-775-0131
Additional Information Website	https://etfs.grayscale.com/etco
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Grayscale Ethereum Covered Call ETF	$19	0.65%
[9],[10]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period September 4, 2025 to December 31, 2025 (the “reporting period”), the Fund’s NAV total return was -25.14% compared to the return of -33.62% of the CoinDesk Ethereum Index (ETX), an ether spot index, outperforming the Index by 8.48% for the reporting period. The Fund’s relative outperformance during the reporting period was primarily attributable to option premium income, which partially offset declines in the price of ether. Selling a call option caps upside participation because the Fund is short a call at a defined strike, either at-the-money (ATM, where the strike is approximately equal to the current price) or out-of-the-money (OTM, where the strike is above the current price). The option premium collected contributes positively to overall returns in flat or declining markets. However, if the underlying price rises above the strike plus the premium received,  the Fund’s short call position may limit upside participation relative to the underlying reference asset.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/04/2025)
Grayscale Ethereum Covered Call ETF NAV	-25.14
S&P 500 TR Index	6.58
CoinDesk Ethereum Index	-33.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://etfs.grayscale.com/etco for more recent performance information.
Net Assets	$ 6,273,646
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 11,983
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,273,646
Number of Holdings	3
Net Advisory Fee	$11,983
Portfolio Turnover	—%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Security Type	(%)
Money Market Funds	81.9%
Purchased Options	19.0%
Written Options	-0.9%
Cash & Other	0.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	81.9%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/16/2026; Exercise Price: $21.00	19.0%
Grayscale Ethereum Mini Trust ETF, Expiration: 01/09/2026; Exercise Price $29.00	-0.9%

Updated Prospectus Web Address	https://etfs.grayscale.com/etco

[1]
**	Annualized

[2]
*	Costs included are for the period April 30, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.

[3]
**	Annualized

[4]
*	Costs included are for the period April 2, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.

[5]
**	Annualized

[6]
*	Costs included are for the period January 30, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.

[7]
**	Annualized

[8]
*	Costs included are for the period April 2, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.

[9]
**	Annualized

[10]
*	Costs included are for the period September 4, 2025 through December 31, 2025. Costs would be higher if the full twelve month period was included.